LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments
September 30, 2025 (unaudited)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS–99.17%
Aerospace & Defense–1.37%
Boeing Co.
2.70% 2/1/27	500,000	$489,809
5.04% 5/1/27	500,000	505,356
6.26% 5/1/27	70,000	72,024
General Dynamics Corp. 2.63% 11/15/27	500,000	487,354
Howmet Aerospace, Inc. 5.90% 2/1/27	150,000	153,491
L3Harris Technologies, Inc.
3.85% 12/15/26	250,000	249,224
4.40% 6/15/28	350,000	352,278
Lockheed Martin Corp.
4.15% 8/15/28	75,000	75,468
4.45% 5/15/28	150,000	151,683
Northrop Grumman Corp.
3.20% 2/1/27	150,000	148,403
3.25% 1/15/28	500,000	491,723
RTX Corp.
2.65% 11/1/26	250,000	246,121
3.13% 5/4/27	500,000	492,796
5.75% 11/8/26	175,000	177,887
		4,093,617
Agriculture–0.86%
Altria Group, Inc. 4.88% 2/4/28	145,000	147,349
BAT Capital Corp.
2.26% 3/25/28	250,000	238,902
3.56% 8/15/27	250,000	247,443
4.70% 4/2/27	250,000	251,655
BAT International Finance PLC 4.45% 3/16/28	150,000	150,905
Bunge Ltd. Finance Corp. 3.75% 9/25/27	400,000	397,638
Philip Morris International, Inc.
3.13% 8/17/27	250,000	246,209
4.13% 4/28/28	145,000	145,260
4.38% 11/1/27	155,000	156,148
4.75% 2/12/27	70,000	70,646
5.13% 11/17/27	500,000	510,842
		2,562,997
Airlines–0.50%
♦American Airlines Pass-Through Trust
3.58% 7/15/29	142,984	140,104
3.60% 3/22/29	274,957	269,429
Delta Air Lines, Inc.
4.38% 4/19/28	250,000	250,076
4.95% 7/10/28	250,000	253,034
Southwest Airlines Co. 5.13% 6/15/27	250,000	253,023
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Airlines (continued)
♦United Airlines Pass-Through Trust
3.10% 1/7/30	144,468	$139,567
5.88% 4/15/29	184,389	189,530
		1,494,763
Apparel–0.16%
NIKE, Inc. 2.38% 11/1/26	250,000	245,920
Tapestry, Inc. 4.13% 7/15/27	250,000	249,773
		495,693
Auto Manufacturers–4.38%
American Honda Finance Corp.
2.00% 3/24/28	250,000	237,663
2.35% 1/8/27	150,000	146,727
4.25% 9/1/28	250,000	250,632
4.40% 10/5/26	250,000	250,725
4.45% 10/22/27	170,000	171,463
4.55% 7/9/27	210,000	211,708
4.55% 3/3/28	250,000	252,272
4.90% 3/12/27	400,000	404,599
4.90% 7/9/27	70,000	70,989
Ford Motor Co. 4.35% 12/8/26	500,000	497,851
Ford Motor Credit Co. LLC
2.90% 2/16/28	200,000	190,146
4.13% 8/17/27	250,000	245,912
4.27% 1/9/27	250,000	247,955
4.95% 5/28/27	350,000	349,395
5.13% 11/5/26	240,000	240,795
5.80% 3/5/27	250,000	252,529
5.92% 3/20/28	450,000	457,707
6.80% 5/12/28	350,000	363,504
General Motors Co. 5.35% 4/15/28	360,000	368,337
General Motors Financial Co., Inc.
2.35% 2/26/27	250,000	243,527
2.40% 4/10/28	500,000	477,027
2.70% 8/20/27	350,000	340,212
4.00% 10/6/26	300,000	299,341
5.00% 4/9/27	250,000	252,291
5.00% 7/15/27	110,000	111,332
5.05% 4/4/28	250,000	254,019
5.35% 7/15/27	150,000	152,715
5.40% 5/8/27	700,000	711,868
Honda Motor Co. Ltd.
2.53% 3/10/27	250,000	244,539
4.44% 7/8/28	500,000	502,863
PACCAR Financial Corp.
4.00% 8/8/28	90,000	90,239
4.25% 6/23/27	150,000	151,005
4.45% 8/6/27	235,000	237,697
4.50% 11/25/26	60,000	60,465
4.95% 8/10/28	250,000	257,090
LVIP SSGA Short-Term Bond Index Fund–1

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Manufacturers (continued)
PACCAR Financial Corp. (continued)
5.00% 5/13/27	200,000	$203,558
5.20% 11/9/26	165,000	167,274
Toyota Motor Corp.
4.19% 6/30/27	125,000	125,738
5.12% 7/13/28	250,000	257,539
Toyota Motor Credit Corp.
1.15% 8/13/27	250,000	237,935
3.05% 3/22/27	250,000	246,911
4.05% 9/5/28	410,000	411,074
4.35% 10/8/27	200,000	201,696
4.50% 5/14/27	80,000	80,722
4.55% 9/20/27	400,000	404,614
4.60% 1/8/27	200,000	201,751
5.00% 3/19/27	415,000	421,511
5.25% 9/11/28	250,000	259,030
5.40% 11/20/26	250,000	253,969
		13,070,461
Auto Parts & Equipment–0.08%
BorgWarner, Inc. 2.65% 7/1/27	250,000	243,567
		243,567
Banks–35.60%
Australia & New Zealand Banking Group Ltd.
3.92% 9/30/27	450,000	450,414
4.36% 6/18/28	250,000	252,674
4.42% 12/16/26	250,000	251,466
Banco Santander SA
3.80% 2/23/28	200,000	198,123
μ4.18% 3/24/28	200,000	199,701
4.25% 4/11/27	400,000	400,430
4.38% 4/12/28	400,000	401,013
5.29% 8/18/27	400,000	407,638
μ5.37% 7/15/28	200,000	204,053
μ5.55% 3/14/28	200,000	203,613
5.59% 8/8/28	200,000	207,761
μ6.53% 11/7/27	400,000	409,804
Bank of America Corp.
μ2.55% 2/4/28	1,000,000	979,381
μ3.42% 12/20/28	2,250,000	2,215,672
μ3.59% 7/21/28	1,000,000	990,833
μ3.71% 4/24/28	1,600,000	1,589,680
μ3.82% 1/20/28	1,100,000	1,094,884
4.25% 10/22/26	500,000	500,664
μ4.27% 7/23/29	750,000	752,595
μ4.62% 5/9/29	335,000	339,150
μ5.82% 9/15/29	500,000	522,848
μ6.20% 11/10/28	750,000	781,574
Bank of Montreal
2.65% 3/8/27	750,000	736,075
μ4.06% 9/22/28	180,000	179,745
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Bank of Montreal (continued)
μ5.00% 1/27/29	500,000	$509,735
5.27% 12/11/26	210,000	212,791
5.37% 6/4/27	350,000	357,692
5.72% 9/25/28	250,000	261,453
μBank of New York Mellon 4.73% 4/20/29	500,000	508,213
Bank of New York Mellon Corp.
1.65% 7/14/28	350,000	329,983
μ3.99% 6/13/28	250,000	249,905
μ4.44% 6/9/28	165,000	166,132
μ4.54% 2/1/29	250,000	252,809
μ4.89% 7/21/28	550,000	558,186
Bank of Nova Scotia
μ4.04% 9/15/28	500,000	498,903
μ4.40% 9/8/28	190,000	190,987
μ4.93% 2/14/29	600,000	610,110
5.25% 6/12/28	200,000	206,293
5.40% 6/4/27	125,000	127,858
μBarclays PLC
4.84% 9/10/28	200,000	202,024
4.97% 5/16/29	1,100,000	1,116,366
5.50% 8/9/28	250,000	255,373
5.67% 3/12/28	225,000	229,376
6.49% 9/13/29	250,000	264,983
7.39% 11/2/28	600,000	636,363
Canadian Imperial Bank of Commerce
μ4.24% 9/8/28	235,000	235,401
μ4.86% 1/13/28	300,000	302,496
μ4.86% 3/30/29	150,000	152,326
5.00% 4/28/28	250,000	255,733
5.24% 6/28/27	250,000	254,985
5.93% 10/2/26	250,000	254,696
Citibank NA
4.58% 5/29/27	415,000	418,672
5.49% 12/4/26	390,000	396,178
Citigroup, Inc.
μ3.07% 2/24/28	1,500,000	1,476,987
3.20% 10/21/26	500,000	495,841
μ3.52% 10/27/28	500,000	493,337
μ3.67% 7/24/28	1,200,000	1,189,412
μ3.89% 1/10/28	750,000	746,938
μ4.08% 4/23/29	1,000,000	997,579
4.13% 7/25/28	500,000	499,504
μ4.64% 5/7/28	400,000	402,766
μ4.79% 3/4/29	500,000	506,440
μCitizens Bank NA 4.58% 8/9/28	350,000	352,042
Commonwealth Bank of Australia
4.42% 3/14/28	250,000	252,957
4.58% 11/27/26	250,000	251,828
LVIP SSGA Short-Term Bond Index Fund–2

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Cooperatieve Rabobank UA
4.37% 5/27/27	250,000	$251,794
4.88% 1/21/28	250,000	255,576
5.04% 3/5/27	250,000	253,936
Deutsche Bank AG
μ2.55% 1/7/28	250,000	244,522
μ4.88% 12/1/32	250,000	249,873
5.37% 9/9/27	200,000	204,986
μ5.37% 1/10/29	165,000	168,547
μ5.71% 2/8/28	225,000	229,088
μ6.72% 1/18/29	350,000	367,549
μFifth Third Bancorp
6.34% 7/27/29	250,000	263,416
6.36% 10/27/28	100,000	104,274
Fifth Third Bank NA
2.25% 2/1/27	500,000	487,734
μ4.97% 1/28/28	250,000	252,524
First-Citizens Bank & Trust Co. 6.13% 3/9/28	150,000	155,632
μGoldman Sachs Group, Inc.
1.95% 10/21/27	500,000	488,232
2.64% 2/24/28	1,750,000	1,713,202
3.62% 3/15/28	750,000	744,375
3.69% 6/5/28	750,000	744,606
3.81% 4/23/29	1,000,000	991,474
4.22% 5/1/29	750,000	750,875
4.94% 4/23/28	300,000	303,512
μHSBC Holdings PLC
2.01% 9/22/28	600,000	574,814
2.21% 8/17/29	500,000	471,969
4.04% 3/13/28	750,000	747,908
4.58% 6/19/29	400,000	402,830
4.76% 6/9/28	600,000	605,001
4.90% 3/3/29	285,000	289,138
5.13% 11/19/28	220,000	223,922
5.21% 8/11/28	350,000	355,978
5.60% 5/17/28	750,000	765,750
6.16% 3/9/29	350,000	365,019
7.39% 11/3/28	500,000	531,031
HSBC USA, Inc. 4.65% 6/3/28	200,000	202,828
μHuntington Bancshares, Inc. 6.21% 8/21/29	500,000	526,219
μHuntington National Bank 4.55% 5/17/28	250,000	251,523
ING Groep NV
3.95% 3/29/27	500,000	497,899
μ4.02% 3/28/28	250,000	249,255
μ4.86% 3/25/29	200,000	202,651
JPMorgan Chase & Co.
μ2.07% 6/1/29	200,000	189,776
μ2.18% 6/1/28	250,000	242,326
2.95% 10/1/26	750,000	742,931
μ3.51% 1/23/29	500,000	493,413
μ3.54% 5/1/28	1,250,000	1,239,075
μ3.78% 2/1/28	1,000,000	995,573
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
JPMorgan Chase & Co. (continued)
4.13% 12/15/26	500,000	$500,289
μ4.20% 7/23/29	1,250,000	1,252,418
μ4.32% 4/26/28	1,500,000	1,503,706
μ4.51% 10/22/28	395,000	398,375
μ4.85% 7/25/28	1,500,000	1,519,832
μ5.04% 1/23/28	250,000	252,835
μ5.30% 7/24/29	500,000	515,165
μ5.57% 4/22/28	245,000	250,351
μ6.07% 10/22/27	400,000	407,954
JPMorgan Chase Bank NA 5.11% 12/8/26	500,000	506,292
KeyBank NA 4.39% 12/14/27	250,000	251,317
KeyCorp 2.25% 4/6/27	250,000	242,873
Lloyds Banking Group PLC
μ3.57% 11/7/28	500,000	493,434
μ3.75% 3/18/28	250,000	248,301
4.38% 3/22/28	250,000	250,937
4.55% 8/16/28	250,000	252,535
μ4.82% 6/13/29	200,000	202,792
μ5.09% 11/26/28	200,000	203,561
μ5.46% 1/5/28	500,000	507,450
μ5.87% 3/6/29	250,000	259,319
μM&T Bank Corp.
4.55% 8/16/28	150,000	150,935
4.83% 1/16/29	45,000	45,557
Manufacturers & Traders Trust Co.
3.40% 8/17/27	150,000	147,756
4.70% 1/27/28	250,000	253,343
Mitsubishi UFJ Financial Group, Inc.
μ1.64% 10/13/27	200,000	194,783
μ2.34% 1/19/28	250,000	244,210
3.68% 2/22/27	250,000	248,863
μ4.08% 4/19/28	600,000	599,355
μ5.02% 7/20/28	250,000	253,763
μ5.24% 4/19/29	500,000	513,504
μ5.35% 9/13/28	500,000	511,107
μ5.42% 2/22/29	250,000	257,135
Mizuho Financial Group, Inc.
4.02% 3/5/28	250,000	250,070
μ4.25% 9/11/29	250,000	250,293
μ5.41% 9/13/28	400,000	409,657
μ5.67% 5/27/29	200,000	207,481
μ5.78% 7/6/29	500,000	521,063
μMorgan Stanley
2.48% 1/21/28	1,350,000	1,321,339
3.77% 1/24/29	250,000	247,833
4.21% 4/20/28	1,000,000	1,001,087
4.99% 4/12/29	575,000	586,485
5.12% 2/1/29	500,000	510,774
5.16% 4/20/29	500,000	511,816
5.45% 7/20/29	500,000	516,655
LVIP SSGA Short-Term Bond Index Fund–3

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
μMorgan Stanley (continued)
5.65% 4/13/28	155,000	$158,471
6.30% 10/18/28	500,000	521,044
Morgan Stanley Bank NA
μ4.45% 10/15/27	625,000	626,494
μ4.95% 1/14/28	775,000	782,639
μ4.97% 7/14/28	750,000	761,088
μ5.50% 5/26/28	280,000	286,171
5.88% 10/30/26	640,000	652,511
μMorgan Stanley Private Bank NA 4.47% 7/6/28	250,000	251,402
National Australia Bank Ltd.
3.91% 6/9/27	250,000	249,959
4.31% 6/13/28	255,000	257,312
4.50% 10/26/27	250,000	252,853
4.90% 6/13/28	250,000	256,062
5.09% 6/11/27	250,000	254,835
μNational Bank of Canada 4.95% 2/1/28	250,000	252,781
μNatWest Group PLC
3.07% 5/22/28	250,000	245,613
4.89% 5/18/29	350,000	355,500
5.52% 9/30/28	200,000	204,967
5.58% 3/1/28	450,000	458,355
5.81% 9/13/29	250,000	260,665
Northern Trust Corp. 3.65% 8/3/28	250,000	248,450
PNC Bank NA
3.10% 10/25/27	250,000	245,841
4.05% 7/26/28	500,000	498,742
μPNC Financial Services Group, Inc.
5.30% 1/21/28	85,000	86,260
5.35% 12/2/28	500,000	512,799
5.58% 6/12/29	400,000	414,493
6.62% 10/20/27	205,000	210,012
Regions Financial Corp. 1.80% 8/12/28	250,000	234,317
Royal Bank of Canada
1.40% 11/2/26	250,000	243,305
3.63% 5/4/27	500,000	497,864
4.24% 8/3/27	250,000	251,441
μ4.50% 8/6/29	395,000	398,072
μ4.51% 10/18/27	160,000	160,544
μ4.52% 10/18/28	660,000	665,460
μ4.72% 3/27/28	290,000	292,808
μ4.97% 1/24/29	290,000	294,976
5.20% 8/1/28	250,000	257,807
Santander Holdings USA, Inc.
μ2.49% 1/6/28	150,000	146,364
4.40% 7/13/27	250,000	250,686
μ5.47% 3/20/29	155,000	157,954
μ6.50% 3/9/29	150,000	156,503
μ6.57% 6/12/29	200,000	209,636
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
μSantander U.K. Group Holdings PLC
2.47% 1/11/28	850,000	$830,210
4.32% 9/22/29	200,000	199,443
6.53% 1/10/29	100,000	104,662
Standard Chartered Bank 4.85% 12/3/27	250,000	254,514
Sumitomo Mitsui Financial Group, Inc.
1.90% 9/17/28	250,000	234,704
3.01% 10/19/26	500,000	494,880
3.35% 10/18/27	250,000	246,794
5.52% 1/13/28	750,000	773,766
5.72% 9/14/28	250,000	261,077
5.80% 7/13/28	700,000	731,624
Synchrony Bank 5.63% 8/23/27	200,000	204,214
Toronto-Dominion Bank
2.80% 3/10/27	250,000	245,849
4.57% 12/17/26	300,000	301,606
4.57% 6/2/28	250,000	253,257
4.69% 9/15/27	400,000	405,168
4.86% 1/31/28	250,000	254,369
4.98% 4/5/27	700,000	709,948
5.26% 12/11/26	130,000	131,775
5.52% 7/17/28	500,000	518,978
μTruist Bank 4.42% 7/24/28	460,000	461,963
μTruist Financial Corp.
1.89% 6/7/29	250,000	235,596
4.87% 1/26/29	500,000	507,523
μU.S. Bancorp
2.22% 1/27/28	250,000	243,557
4.55% 7/22/28	350,000	352,650
4.65% 2/1/29	350,000	353,872
5.78% 6/12/29	500,000	520,363
6.79% 10/26/27	750,000	770,094
μU.S. Bank NA 4.51% 10/22/27	250,000	250,809
UBS AG
5.00% 7/9/27	500,000	508,414
7.50% 2/15/28	500,000	538,327
μWells Fargo & Co.
2.39% 6/2/28	500,000	486,053
3.53% 3/24/28	1,250,000	1,238,844
3.58% 5/22/28	750,000	743,232
4.08% 9/15/29	325,000	323,986
4.81% 7/25/28	1,000,000	1,011,803
4.90% 1/24/28	390,000	393,586
4.97% 4/23/29	315,000	320,998
5.57% 7/25/29	1,500,000	1,554,528
5.71% 4/22/28	375,000	383,713
Wells Fargo Bank NA 5.25% 12/11/26	600,000	608,621
Westpac Banking Corp.
3.35% 3/8/27	250,000	248,237
3.40% 1/25/28	250,000	247,368
LVIP SSGA Short-Term Bond Index Fund–4

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Westpac Banking Corp. (continued)
4.04% 8/26/27	250,000	$251,009
μ4.32% 11/23/31	600,000	598,251
4.60% 10/20/26	250,000	251,683
		106,203,574
Beverages–1.24%
Coca-Cola Co.
1.00% 3/15/28	250,000	234,208
1.45% 6/1/27	250,000	240,691
2.90% 5/25/27	250,000	246,143
Constellation Brands, Inc.
3.50% 5/9/27	250,000	247,464
3.70% 12/6/26	250,000	248,660
Diageo Capital PLC
3.88% 5/18/28	150,000	149,485
5.30% 10/24/27	350,000	358,628
5.38% 10/5/26	250,000	253,292
Keurig Dr. Pepper, Inc.
4.35% 5/15/28	250,000	249,902
5.10% 3/15/27	225,000	227,221
Pepsico Singapore Financing I Pte. Ltd. 4.65% 2/16/27	250,000	252,501
PepsiCo, Inc.
2.38% 10/6/26	200,000	197,169
3.00% 10/15/27	250,000	246,170
4.45% 2/7/28	250,000	253,476
4.45% 5/15/28	150,000	152,336
5.13% 11/10/26	130,000	131,709
		3,689,055
Biotechnology–0.65%
Amgen, Inc.
2.20% 2/21/27	350,000	341,489
5.15% 3/2/28	850,000	869,843
Bio-Rad Laboratories, Inc. 3.30% 3/15/27	250,000	246,549
Gilead Sciences, Inc.
1.20% 10/1/27	250,000	237,098
2.95% 3/1/27	250,000	246,480
		1,941,459
Building Materials–0.40%
Lennox International, Inc.
1.70% 8/1/27	150,000	143,374
5.50% 9/15/28	250,000	258,441
Martin Marietta Materials, Inc. 3.50% 12/15/27	250,000	247,001
Masco Corp. 1.50% 2/15/28	250,000	235,138
Owens Corning 5.50% 6/15/27	70,000	71,511
Vulcan Materials Co. 3.90% 4/1/27	250,000	249,381
		1,204,846
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Chemicals–0.70%
Air Products & Chemicals, Inc. 4.30% 6/11/28	200,000	$201,810
Albemarle Corp. 4.65% 6/1/27	250,000	250,257
Ecolab, Inc.
1.65% 2/1/27	150,000	145,579
3.25% 12/1/27	250,000	246,827
4.30% 6/15/28	45,000	45,359
Nutrien Ltd.
4.00% 12/15/26	250,000	249,472
4.50% 3/12/27	145,000	145,659
5.20% 6/21/27	110,000	111,767
RPM International, Inc. 3.75% 3/15/27	250,000	248,125
Sherwin-Williams Co.
3.45% 6/1/27	250,000	247,625
4.30% 8/15/28	195,000	195,964
		2,088,444
Commercial Services–0.98%
Automatic Data Processing, Inc. 1.70% 5/15/28	200,000	189,399
Block Financial LLC 2.50% 7/15/28	250,000	237,140
Cintas Corp. No. 2
3.70% 4/1/27	250,000	248,988
4.20% 5/1/28	115,000	115,493
Equifax, Inc. 5.10% 6/1/28	250,000	255,575
Global Payments, Inc.
2.15% 1/15/27	250,000	243,595
4.45% 6/1/28	150,000	150,242
PayPal Holdings, Inc.
2.65% 10/1/26	500,000	493,883
4.45% 3/6/28	125,000	126,305
Quanta Services, Inc. 4.30% 8/9/28	350,000	351,652
S&P Global, Inc.
2.45% 3/1/27	250,000	244,842
4.75% 8/1/28	250,000	254,663
		2,911,777
Computers–2.44%
Apple, Inc.
1.20% 2/8/28	250,000	235,693
1.40% 8/5/28	750,000	703,120
2.90% 9/12/27	1,000,000	984,776
3.00% 6/20/27	250,000	246,992
3.35% 2/9/27	750,000	745,749
4.00% 5/12/28	250,000	251,687
Dell International LLC/EMC Corp.
4.75% 4/1/28	110,000	111,613
4.90% 10/1/26	500,000	502,781
Dell, Inc. 7.10% 4/15/28	250,000	267,116
DXC Technology Co. 2.38% 9/15/28	250,000	235,830
LVIP SSGA Short-Term Bond Index Fund–5

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Computers (continued)
Hewlett Packard Enterprise Co.
4.05% 9/15/27	90,000	$89,833
4.15% 9/15/28	80,000	79,910
4.40% 9/25/27	340,000	341,512
5.25% 7/1/28	250,000	256,862
HP, Inc.
3.00% 6/17/27	250,000	245,225
4.75% 1/15/28	250,000	253,356
IBM International Capital Pte. Ltd. 4.60% 2/5/27	250,000	251,795
International Business Machines Corp.
1.70% 5/15/27	350,000	337,471
2.20% 2/9/27	150,000	146,405
4.15% 7/27/27	250,000	251,075
4.65% 2/10/28	250,000	253,571
6.22% 8/1/27	250,000	259,831
Kyndryl Holdings, Inc. 2.05% 10/15/26	250,000	244,175
		7,296,378
Cosmetics & Personal Care–0.69%
Colgate-Palmolive Co. 3.10% 8/15/27	250,000	247,085
Conopco, Inc. 7.25% 12/15/26	250,000	259,463
Estee Lauder Cos., Inc.
3.15% 3/15/27	250,000	246,975
4.38% 5/15/28	100,000	100,732
Kenvue, Inc. 5.05% 3/22/28	250,000	255,415
Procter & Gamble Co.
2.80% 3/25/27	250,000	246,571
2.85% 8/11/27	350,000	344,367
Unilever Capital Corp.
3.50% 3/22/28	250,000	247,683
4.25% 8/12/27	100,000	100,753
		2,049,044
Distribution/Wholesale–0.09%
LKQ Corp. 5.75% 6/15/28	250,000	258,400
		258,400
Diversified Financial Services–4.86%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45% 10/29/26	1,500,000	1,473,727
3.65% 7/21/27	250,000	247,761
6.10% 1/15/27	250,000	255,358
Air Lease Corp.
2.10% 9/1/28	250,000	233,836
3.63% 4/1/27	250,000	246,183
Ally Financial, Inc.
4.75% 6/9/27	250,000	251,286
μ6.99% 6/13/29	250,000	263,964
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
American Express Co.
1.65% 11/4/26	250,000	$243,757
2.55% 3/4/27	250,000	245,114
μ4.35% 7/20/29	420,000	422,478
μ4.73% 4/25/29	145,000	147,285
μ5.04% 7/26/28	500,000	508,531
μ5.10% 2/16/28	930,000	942,481
μ5.28% 7/27/29	250,000	257,843
BGC Group, Inc. 8.00% 5/25/28	100,000	106,780
BlackRock Funding, Inc. 4.60% 7/26/27	170,000	172,262
Capital One Financial Corp.
3.65% 5/11/27	750,000	744,029
3.80% 1/31/28	150,000	148,839
4.10% 2/9/27	250,000	249,585
μ4.93% 5/10/28	500,000	505,150
μ5.47% 2/1/29	250,000	256,378
μ6.31% 6/8/29	400,000	419,605
μ7.15% 10/29/27	100,000	102,994
Charles Schwab Corp.
2.00% 3/20/28	150,000	143,288
2.45% 3/3/27	350,000	342,429
3.20% 1/25/28	250,000	245,603
3.30% 4/1/27	250,000	247,475
μ5.64% 5/19/29	250,000	259,624
Intercontinental Exchange, Inc.
3.10% 9/15/27	200,000	196,598
4.00% 9/15/27	200,000	199,989
Jefferies Financial Group, Inc.
5.88% 7/21/28	250,000	260,290
6.45% 6/8/27	250,000	258,741
Lazard Group LLC 4.50% 9/19/28	250,000	251,430
LPL Holdings, Inc.
4.90% 4/3/28	115,000	116,243
5.70% 5/20/27	200,000	203,771
Mastercard, Inc.
2.95% 11/21/26	250,000	247,278
4.55% 3/15/28	175,000	177,830
4.88% 3/9/28	500,000	511,528
Nomura Holdings, Inc.
2.17% 7/14/28	500,000	472,400
2.33% 1/22/27	250,000	243,806
6.07% 7/12/28	250,000	261,558
ORIX Corp. 5.00% 9/13/27	200,000	203,463
Radian Group, Inc. 4.88% 3/15/27	250,000	250,692
Synchrony Financial
3.95% 12/1/27	250,000	247,136
μ5.02% 7/29/29	20,000	20,172
Visa, Inc.
1.90% 4/15/27	250,000	242,987
LVIP SSGA Short-Term Bond Index Fund–6

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Visa, Inc. (continued)
2.75% 9/15/27	200,000	$196,276
μVoya Financial, Inc. 4.70% 1/23/48	250,000	240,893
		14,486,726
Electric–5.46%
AEP Texas, Inc. 3.95% 6/1/28	150,000	148,817
AEP Transmission Co. LLC 3.10% 12/1/26	250,000	247,169
AES Corp. 5.45% 6/1/28	200,000	204,841
CMS Energy Corp. 3.45% 8/15/27	150,000	148,015
Commonwealth Edison Co. 2.95% 8/15/27	150,000	147,268
Connecticut Light & Power Co. 3.20% 3/15/27	250,000	247,280
Consolidated Edison Co. of New York, Inc. 3.80% 5/15/28	100,000	99,549
Consumers Energy Co. 4.65% 3/1/28	100,000	101,295
Dominion Energy, Inc. 4.60% 5/15/28	120,000	121,207
DTE Electric Co.
4.25% 5/14/27	50,000	50,249
4.85% 12/1/26	120,000	121,249
DTE Energy Co.
2.85% 10/1/26	250,000	246,926
4.88% 6/1/28	305,000	310,285
4.95% 7/1/27	65,000	65,827
Duke Energy Carolinas LLC 2.95% 12/1/26	250,000	247,307
Duke Energy Corp.
3.15% 8/15/27	350,000	344,442
4.30% 3/15/28	250,000	251,162
4.85% 1/5/27	110,000	111,068
Duke Energy Progress LLC 4.35% 3/6/27	65,000	65,488
Edison International 4.13% 3/15/28	100,000	98,165
Enel Americas SA 4.00% 10/25/26	100,000	99,823
Enel Chile SA 4.88% 6/12/28	200,000	203,209
Entergy Louisiana LLC
3.12% 9/1/27	400,000	394,336
3.25% 4/1/28	250,000	245,924
Evergy Kansas Central, Inc. 4.70% 3/13/28	65,000	65,794
Eversource Energy
3.30% 1/15/28	250,000	244,727
5.00% 1/1/27	65,000	65,633
5.45% 3/1/28	150,000	154,076
Exelon Corp.
2.75% 3/15/27	250,000	245,082
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Exelon Corp. (continued)
5.15% 3/15/28	200,000	$204,563
FirstEnergy Corp. 3.90% 7/15/27	500,000	496,934
Fortis, Inc. 3.06% 10/4/26	300,000	296,548
Georgia Power Co.
3.25% 3/30/27	250,000	247,359
4.00% 10/1/28	85,000	84,998
5.00% 2/23/27	510,000	517,189
Indiana Michigan Power Co. 3.85% 5/15/28	150,000	149,134
MidAmerican Energy Co. 3.10% 5/1/27	250,000	246,969
National Rural Utilities Cooperative Finance Corp.
4.15% 8/25/28	155,000	155,419
4.75% 2/7/28	190,000	192,801
4.80% 3/15/28	250,000	254,627
5.10% 5/6/27	250,000	254,070
5.60% 11/13/26	180,000	182,927
NextEra Energy Capital Holdings, Inc.
1.90% 6/15/28	600,000	567,173
3.55% 5/1/27	500,000	495,794
4.63% 7/15/27	500,000	504,900
4.69% 9/1/27	145,000	146,577
4.90% 2/28/28	250,000	254,373
NSTAR Electric Co. 3.20% 5/15/27	250,000	246,722
Oncor Electric Delivery Co. LLC 4.30% 5/15/28	250,000	251,562
Pacific Gas & Electric Co.
2.10% 8/1/27	350,000	336,435
3.30% 3/15/27	250,000	246,637
3.75% 7/1/28	250,000	245,522
4.65% 8/1/28	250,000	250,640
5.00% 6/4/28	230,000	233,202
Pinnacle West Capital Corp. 4.90% 5/15/28	60,000	60,954
Public Service Co. of New Hampshire 4.40% 7/1/28	315,000	318,081
Public Service Electric & Gas Co. 3.00% 5/15/27	250,000	246,489
Sempra 3.25% 6/15/27	150,000	147,352
Southern California Edison Co.
4.70% 6/1/27	250,000	250,893
5.85% 11/1/27	500,000	513,010
Southern Co.
4.85% 6/15/28	250,000	254,568
5.11% 8/1/27	150,000	152,537
Southwestern Electric Power Co. 4.10% 9/15/28	250,000	249,197
Union Electric Co. 2.95% 6/15/27	250,000	246,287
LVIP SSGA Short-Term Bond Index Fund–7

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Virginia Electric & Power Co.
2.95% 11/15/26	250,000	$246,690
3.50% 3/15/27	250,000	248,158
3.75% 5/15/27	250,000	248,856
WEC Energy Group, Inc. 4.75% 1/15/28	500,000	507,019
Xcel Energy, Inc.
1.75% 3/15/27	100,000	96,631
3.35% 12/1/26	250,000	247,528
4.75% 3/21/28	80,000	80,987
		16,274,525
Electrical Components & Equipment–0.11%
Emerson Electric Co. 1.80% 10/15/27	350,000	335,902
		335,902
Electronics–0.97%
Allegion U.S. Holding Co., Inc. 3.55% 10/1/27	250,000	246,867
Amphenol Corp. 4.38% 6/12/28	165,000	166,492
Avnet, Inc. 6.25% 3/15/28	150,000	156,095
Flex Ltd. 6.00% 1/15/28	100,000	103,309
Honeywell International, Inc.
1.10% 3/1/27	250,000	240,129
2.50% 11/1/26	500,000	491,959
4.65% 7/30/27	200,000	202,372
Hubbell, Inc. 3.15% 8/15/27	250,000	245,508
Jabil, Inc.
3.95% 1/12/28	150,000	148,970
4.25% 5/15/27	250,000	250,020
Keysight Technologies, Inc. 4.60% 4/6/27	250,000	251,157
TD SYNNEX Corp. 2.38% 8/9/28	250,000	237,298
Tyco Electronics Group SA 3.13% 8/15/27	150,000	147,689
		2,887,865
Engineering & Construction–0.09%
Jacobs Engineering Group, Inc. 6.35% 8/18/28	250,000	263,988
		263,988
Environmental Control–0.32%
Republic Services, Inc. 3.95% 5/15/28	250,000	250,062
Waste Management, Inc.
1.15% 3/15/28	150,000	140,279
4.50% 3/15/28	150,000	151,809
4.95% 7/3/27	400,000	406,965
		949,115
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Food–1.04%
Campbell's Co.
4.15% 3/15/28	250,000	$249,711
5.20% 3/19/27	100,000	101,545
Conagra Brands, Inc. 5.30% 10/1/26	450,000	454,578
Flowers Foods, Inc. 3.50% 10/1/26	250,000	247,786
General Mills, Inc.
3.20% 2/10/27	150,000	148,168
4.70% 1/30/27	75,000	75,578
Hershey Co. 4.55% 2/24/28	85,000	86,349
Hormel Foods Corp. 1.70% 6/3/28	250,000	235,532
Kellanova 4.30% 5/15/28	250,000	251,813
Kraft Heinz Foods Co. 3.88% 5/15/27	250,000	248,885
Kroger Co. 2.65% 10/15/26	300,000	295,823
McCormick & Co., Inc. 3.40% 8/15/27	150,000	148,257
Mondelez International, Inc. 4.25% 5/6/28	215,000	215,983
Sysco Corp. 3.25% 7/15/27	150,000	147,950
Tyson Foods, Inc. 3.55% 6/2/27	200,000	197,908
		3,105,866
Forest Products & Paper–0.08%
Celulosa Arauco y Constitucion SA 3.88% 11/2/27	250,000	247,229
		247,229
Gas–0.48%
CenterPoint Energy Resources Corp.
4.00% 4/1/28	250,000	248,934
5.25% 3/1/28	150,000	153,865
National Fuel Gas Co. 3.95% 9/15/27	200,000	198,829
NiSource, Inc. 5.25% 3/30/28	250,000	256,490
Southern California Gas Co. 2.95% 4/15/27	250,000	246,250
Southern Co. Gas Capital Corp. 4.05% 9/15/28	70,000	69,925
Southwest Gas Corp. 5.45% 3/23/28	250,000	256,825
		1,431,118
Hand Machine Tool–0.03%
Kennametal, Inc. 4.63% 6/15/28	100,000	100,570
		100,570
Health Care Products–0.80%
Abbott Laboratories 3.75% 11/30/26	250,000	249,878
LVIP SSGA Short-Term Bond Index Fund–8

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Products (continued)
Agilent Technologies, Inc. 4.20% 9/9/27	200,000	$200,201
Baxter International, Inc. 1.92% 2/1/27	550,000	533,083
Boston Scientific Corp. 4.00% 3/1/28	150,000	150,379
GE HealthCare Technologies, Inc. 5.65% 11/15/27	350,000	360,725
Medtronic Global Holdings SCA 4.25% 3/30/28	250,000	251,764
Revvity, Inc. 1.90% 9/15/28	250,000	233,260
Stryker Corp. 4.70% 2/10/28	145,000	147,118
Thermo Fisher Scientific, Inc. 5.00% 12/5/26	250,000	252,867
		2,379,275
Health Care Services–1.98%
Centene Corp.
2.45% 7/15/28	350,000	325,232
4.25% 12/15/27	750,000	736,513
CHRISTUS Health 4.34% 7/1/28	100,000	100,237
CommonSpirit Health 6.07% 11/1/27	500,000	518,507
Elevance Health, Inc.
4.00% 9/15/28	465,000	462,967
4.10% 3/1/28	250,000	249,865
4.50% 10/30/26	70,000	70,287
HCA, Inc.
3.13% 3/15/27	250,000	246,485
4.50% 2/15/27	350,000	350,641
5.00% 3/1/28	150,000	152,760
5.63% 9/1/28	250,000	258,130
Humana, Inc. 5.75% 3/1/28	250,000	257,889
IQVIA, Inc. 5.70% 5/15/28	250,000	257,925
Kaiser Foundation Hospitals 3.15% 5/1/27	250,000	246,911
Laboratory Corp. of America Holdings 3.60% 9/1/27	200,000	198,317
SSM Health Care Corp. 3.82% 6/1/27	250,000	248,549
Sutter Health 3.70% 8/15/28	250,000	247,816
UnitedHealth Group, Inc.
2.95% 10/15/27	250,000	245,109
3.70% 5/15/27	250,000	249,036
4.40% 6/15/28	220,000	222,142
4.60% 4/15/27	250,000	252,048
		5,897,366
Home Builders–0.25%
Dr. Horton, Inc. 1.40% 10/15/27	250,000	237,183
Lennar Corp. 4.75% 11/29/27	250,000	252,367
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Home Builders (continued)
Toll Brothers Finance Corp. 4.88% 3/15/27	250,000	$251,825
		741,375
Household Products Wares–0.14%
Clorox Co. 3.10% 10/1/27	250,000	245,413
Kimberly-Clark Corp. 1.05% 9/15/27	200,000	189,745
		435,158
Insurance–1.00%
μAegon Ltd. 5.50% 4/11/48	500,000	504,171
American National Group, Inc. 5.00% 6/15/27	250,000	252,053
Aon North America, Inc. 5.13% 3/1/27	95,000	96,320
Arch Capital Finance LLC 4.01% 12/15/26	250,000	249,529
Brighthouse Financial, Inc. 3.70% 6/22/27	250,000	246,870
Corebridge Financial, Inc.
3.65% 4/5/27	250,000	247,854
μ6.88% 12/15/52	250,000	256,367
F&G Annuities & Life, Inc. 7.40% 1/13/28	250,000	262,410
Marsh & McLennan Cos., Inc. 4.55% 11/8/27	80,000	80,890
Principal Financial Group, Inc. 3.10% 11/15/26	250,000	247,149
μPrudential Financial, Inc. 4.50% 9/15/47	400,000	394,954
RenaissanceRe Finance, Inc. 3.45% 7/1/27	150,000	148,306
		2,986,873
Internet–1.56%
Alibaba Group Holding Ltd. 3.40% 12/6/27	500,000	493,887
Amazon.com, Inc.
1.20% 6/3/27	250,000	239,767
1.65% 5/12/28	400,000	378,898
3.15% 8/22/27	1,000,000	989,112
3.30% 4/13/27	500,000	496,337
Baidu, Inc.
1.63% 2/23/27	250,000	241,829
3.63% 7/6/27	250,000	248,327
4.38% 3/29/28	150,000	151,217
Expedia Group, Inc. 4.63% 8/1/27	150,000	151,018
Meta Platforms, Inc. 3.50% 8/15/27	500,000	497,785
Netflix, Inc.
4.38% 11/15/26	250,000	251,129
4.88% 4/15/28	500,000	510,985
		4,650,291
LVIP SSGA Short-Term Bond Index Fund–9

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Investment Companies–1.64%
ARES Capital Corp.
2.88% 6/15/27	150,000	$146,385
2.88% 6/15/28	250,000	238,685
Barings BDC, Inc. 5.20% 9/15/28	135,000	134,043
Blackstone Private Credit Fund
2.63% 12/15/26	750,000	732,322
3.25% 3/15/27	250,000	245,227
4.95% 9/26/27	110,000	110,604
Blackstone Secured Lending Fund 2.85% 9/30/28	250,000	237,067
Blue Owl Capital Corp. 2.88% 6/11/28	200,000	189,273
Blue Owl Credit Income Corp.
7.75% 9/16/27	200,000	210,150
7.95% 6/13/28	250,000	267,774
Blue Owl Technology Finance Corp. 6.10% 3/15/28	150,000	151,929
FS KKR Capital Corp.
2.63% 1/15/27	250,000	242,907
3.25% 7/15/27	200,000	193,272
Goldman Sachs BDC, Inc. 6.38% 3/11/27	325,000	332,440
Goldman Sachs Private Credit Corp. 5.88% 5/6/28	100,000	101,487
Golub Capital BDC, Inc. 2.05% 2/15/27	100,000	96,358
HPS Corporate Lending Fund
4.90% 9/11/28	250,000	248,713
5.30% 6/5/27	60,000	60,320
Main Street Capital Corp.
5.40% 8/15/28	70,000	70,283
6.50% 6/4/27	60,000	61,316
Morgan Stanley Direct Lending Fund 4.50% 2/11/27	150,000	149,772
New Mountain Finance Corp. 6.20% 10/15/27	250,000	255,100
Oaktree Specialty Lending Corp. 2.70% 1/15/27	150,000	145,529
Sixth Street Specialty Lending, Inc. 6.95% 8/14/28	250,000	263,606
		4,884,562
Iron & Steel–0.22%
ArcelorMittal SA 6.55% 11/29/27	250,000	260,856
Nucor Corp. 3.95% 5/1/28	150,000	149,631
Steel Dynamics, Inc. 1.65% 10/15/27	250,000	237,764
		648,251
Lodging–0.73%
Hyatt Hotels Corp.
5.05% 3/30/28	85,000	86,380
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Lodging (continued)
Hyatt Hotels Corp. (continued)
5.75% 1/30/27	150,000	$152,825
Las Vegas Sands Corp.
5.63% 6/15/28	250,000	255,588
5.90% 6/1/27	500,000	510,106
Marriott International, Inc.
4.00% 4/15/28	250,000	249,164
4.20% 7/15/27	60,000	60,186
5.00% 10/15/27	250,000	254,351
Sands China Ltd.
2.30% 3/8/27	250,000	242,785
5.40% 8/8/28	350,000	358,085
		2,169,470
Machinery Construction & Mining–0.61%
Caterpillar Financial Services Corp.
3.60% 8/12/27	250,000	248,944
4.10% 8/15/28	135,000	135,606
4.40% 10/15/27	500,000	505,444
4.40% 3/3/28	250,000	252,650
4.45% 10/16/26	180,000	181,142
4.50% 1/7/27	100,000	100,750
5.00% 5/14/27	250,000	254,338
Oshkosh Corp. 4.60% 5/15/28	150,000	151,185
		1,830,059
Machinery Diversified–1.55%
CNH Industrial Capital LLC
4.50% 10/8/27	115,000	115,687
4.55% 4/10/28	250,000	251,925
Ingersoll Rand, Inc. 5.40% 8/14/28	250,000	258,599
John Deere Capital Corp.
1.50% 3/6/28	250,000	235,934
1.70% 1/11/27	150,000	145,875
2.80% 9/8/27	400,000	392,571
3.05% 1/6/28	250,000	245,401
4.20% 7/15/27	125,000	125,819
4.25% 6/5/28	400,000	403,303
4.50% 1/8/27	250,000	251,971
4.50% 1/8/27	100,000	100,788
4.65% 1/7/28	85,000	86,389
4.85% 3/5/27	250,000	253,275
4.90% 6/11/27	220,000	223,594
4.95% 7/14/28	250,000	256,728
Otis Worldwide Corp. 5.25% 8/16/28	250,000	257,690
Regal Rexnord Corp. 6.05% 4/15/28	500,000	517,216
Westinghouse Air Brake Technologies Corp. 3.45% 11/15/26	250,000	247,830
LVIP SSGA Short-Term Bond Index Fund–10

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Machinery Diversified (continued)
Xylem, Inc. 3.25% 11/1/26	250,000	$247,394
		4,617,989
Media–0.95%
Charter Communications Operating LLC/Charter Communications Operating Capital 4.20% 3/15/28	600,000	597,253
Comcast Corp.
2.35% 1/15/27	250,000	245,014
3.30% 2/1/27	250,000	247,855
3.30% 4/1/27	250,000	247,598
3.55% 5/1/28	250,000	247,476
FactSet Research Systems, Inc. 2.90% 3/1/27	250,000	245,426
Paramount Global 2.90% 1/15/27	500,000	489,732
TCI Communications, Inc. 7.13% 2/15/28	250,000	266,493
TWDC Enterprises 18 Corp. 2.95% 6/15/27	250,000	246,532
		2,833,379
Mining–0.40%
BHP Billiton Finance USA Ltd.
4.75% 2/28/28	150,000	152,396
5.10% 9/8/28	250,000	257,145
Freeport-McMoRan, Inc. 4.38% 8/1/28	250,000	248,656
Kinross Gold Corp. 4.50% 7/15/27	150,000	150,602
Rio Tinto Finance USA Ltd. 7.13% 7/15/28	350,000	378,163
		1,186,962
Miscellaneous Manufacturing–0.50%
3M Co. 2.88% 10/15/27	500,000	489,890
Eaton Corp.
3.10% 9/15/27	200,000	197,384
4.35% 5/18/28	150,000	151,720
Illinois Tool Works, Inc. 2.65% 11/15/26	250,000	246,604
Parker-Hannifin Corp. 4.25% 9/15/27	400,000	401,843
		1,487,441
Office Business Equipment–0.16%
CDW LLC/CDW Finance Corp. 2.67% 12/1/26	500,000	490,513
		490,513
Oil & Gas–2.11%
BP Capital Markets America, Inc.
3.59% 4/14/27	250,000	248,653
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
BP Capital Markets America, Inc. (continued)
5.02% 11/17/27	250,000	$255,288
BP Capital Markets PLC 3.28% 9/19/27	400,000	395,055
Canadian Natural Resources Ltd. 3.85% 6/1/27	250,000	248,345
Cenovus Energy, Inc. 4.25% 4/15/27	250,000	249,983
Chevron Corp. 2.00% 5/11/27	500,000	485,977
Chevron USA, Inc.
1.02% 8/12/27	150,000	142,726
3.95% 8/13/27	200,000	200,844
4.05% 8/13/28	155,000	155,776
4.41% 2/26/27	210,000	211,770
4.48% 2/26/28	250,000	253,489
Continental Resources, Inc. 4.38% 1/15/28	250,000	248,417
Coterra Energy, Inc. 3.90% 5/15/27	250,000	248,358
Diamondback Energy, Inc. 5.20% 4/18/27	350,000	355,024
Eni USA, Inc. 7.30% 11/15/27	250,000	265,274
EQT Corp. 3.90% 10/1/27	350,000	347,752
Helmerich & Payne, Inc. 4.65% 12/1/27	250,000	251,070
Hess Corp. 4.30% 4/1/27	250,000	250,826
Occidental Petroleum Corp. 5.00% 8/1/27	335,000	338,507
Patterson-UTI Energy, Inc. 3.95% 2/1/28	200,000	195,356
Phillips 66 3.90% 3/15/28	250,000	248,641
Phillips 66 Co. 3.55% 10/1/26	250,000	248,461
Shell International Finance BV 2.50% 9/12/26	250,000	246,994
Valero Energy Corp. 2.15% 9/15/27	200,000	192,551
		6,285,137
Oil & Gas Services–0.08%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc. 2.06% 12/15/26	250,000	244,039
		244,039
Packaging & Containers–0.26%
Amcor Finance USA, Inc. 4.50% 5/15/28	200,000	200,798
Amcor Flexibles North America, Inc. 4.80% 3/17/28	75,000	75,841
Berry Global, Inc. 1.65% 1/15/27	250,000	242,174
WRKCo, Inc. 4.00% 3/15/28	250,000	248,608
		767,421
LVIP SSGA Short-Term Bond Index Fund–11

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals–3.94%
AbbVie, Inc.
2.95% 11/21/26	750,000	$741,390
4.65% 3/15/28	270,000	274,448
4.80% 3/15/27	575,000	581,529
Astrazeneca Finance LLC
1.75% 5/28/28	200,000	189,300
4.80% 2/26/27	320,000	323,599
4.88% 3/3/28	250,000	255,477
AstraZeneca PLC 3.13% 6/12/27	250,000	247,222
Becton Dickinson & Co. 3.70% 6/6/27	250,000	248,313
Bristol-Myers Squibb Co.
3.25% 2/27/27	500,000	495,870
4.90% 2/22/27	515,000	521,709
Cardinal Health, Inc.
3.41% 6/15/27	250,000	247,289
4.70% 11/15/26	250,000	251,721
Cencora, Inc. 3.45% 12/15/27	250,000	246,483
CVS Health Corp.
1.30% 8/21/27	500,000	473,685
3.63% 4/1/27	850,000	842,730
4.30% 3/25/28	500,000	500,330
Eli Lilly & Co.
3.10% 5/15/27	250,000	247,143
4.15% 8/14/27	175,000	176,142
4.55% 2/12/28	170,000	172,534
GlaxoSmithKline Capital, Inc. 3.88% 5/15/28	350,000	349,514
Johnson & Johnson
0.95% 9/1/27	400,000	380,568
2.90% 1/15/28	150,000	147,402
2.95% 3/3/27	250,000	247,308
4.50% 3/1/27	135,000	136,531
4.55% 3/1/28	135,000	137,672
Merck & Co., Inc.
1.70% 6/10/27	350,000	338,070
3.85% 9/15/27	350,000	350,774
Novartis Capital Corp.
2.00% 2/14/27	350,000	341,758
3.10% 5/17/27	250,000	247,363
Pfizer Investment Enterprises Pte. Ltd. 4.45% 5/19/28	750,000	758,550
Pfizer, Inc. 3.00% 12/15/26	500,000	495,173
Sanofi SA 3.63% 6/19/28	250,000	248,597
Viatris, Inc. 2.30% 6/22/27	250,000	240,651
Zoetis, Inc.
3.00% 9/12/27	200,000	196,485
4.15% 8/17/28	105,000	105,364
		11,758,694
Pipelines–2.88%
Boardwalk Pipelines LP 4.45% 7/15/27	100,000	100,204
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Cheniere Corpus Christi Holdings LLC 5.13% 6/30/27	250,000	$252,728
DCP Midstream Operating LP 5.63% 7/15/27	150,000	153,216
Enbridge, Inc.
1.60% 10/4/26	200,000	194,971
3.70% 7/15/27	150,000	148,771
4.60% 6/20/28	45,000	45,529
5.25% 4/5/27	180,000	182,722
5.90% 11/15/26	110,000	111,925
Energy Transfer LP
4.40% 3/15/27	250,000	250,849
4.95% 5/15/28	150,000	152,475
4.95% 6/15/28	200,000	203,450
5.50% 6/1/27	250,000	254,335
5.55% 2/15/28	250,000	257,336
6.05% 12/1/26	500,000	509,319
Enterprise Products Operating LLC
3.95% 2/15/27	150,000	149,905
4.30% 6/20/28	110,000	110,843
4.60% 1/11/27	400,000	402,880
μ5.25% 8/16/77	250,000	249,731
Kinder Morgan, Inc. 4.30% 3/1/28	250,000	251,076
MPLX LP
4.00% 3/15/28	250,000	248,836
4.25% 12/1/27	250,000	250,243
Northwest Pipeline LLC 4.00% 4/1/27	500,000	498,821
ONEOK, Inc.
4.00% 7/13/27	150,000	149,538
4.25% 9/24/27	150,000	150,162
4.55% 7/15/28	250,000	252,080
5.55% 11/1/26	250,000	253,167
Plains All American Pipeline LP/PAA Finance Corp. 4.50% 12/15/26	250,000	250,431
Sabine Pass Liquefaction LLC
4.20% 3/15/28	250,000	249,732
5.00% 3/15/27	250,000	251,512
South Bow USA Infrastructure Holdings LLC 4.91% 9/1/27	200,000	201,712
Spectra Energy Partners LP 3.38% 10/15/26	250,000	248,117
Targa Resources Corp. 5.20% 7/1/27	250,000	253,940
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.00% 1/15/28	250,000	250,279
TC PipeLines LP 3.90% 5/25/27	250,000	248,562
LVIP SSGA Short-Term Bond Index Fund–12

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Tennessee Gas Pipeline Co. LLC 7.00% 3/15/27	250,000	$259,695
TransCanada PipeLines Ltd. 4.25% 5/15/28	350,000	350,163
Williams Cos., Inc. 5.30% 8/15/28	250,000	257,760
		8,607,015
Private Equity–0.12%
Brookfield Finance, Inc. 3.90% 1/25/28	350,000	347,501
		347,501
Real Estate Investment Trusts–4.15%
Alexandria Real Estate Equities, Inc. 3.95% 1/15/28	250,000	248,544
American Homes 4 Rent LP 4.25% 2/15/28	250,000	249,392
American Tower Corp.
1.50% 1/31/28	350,000	329,614
3.13% 1/15/27	150,000	147,921
3.38% 10/15/26	350,000	347,441
3.65% 3/15/27	250,000	248,142
5.25% 7/15/28	250,000	257,115
5.50% 3/15/28	150,000	154,587
AvalonBay Communities, Inc.
2.90% 10/15/26	150,000	148,439
3.35% 5/15/27	250,000	247,055
Boston Properties LP
2.75% 10/1/26	500,000	492,033
6.75% 12/1/27	250,000	262,226
Brixmor Operating Partnership LP 3.90% 3/15/27	500,000	497,738
Crown Castle, Inc.
2.90% 3/15/27	350,000	343,253
3.65% 9/1/27	200,000	197,921
3.80% 2/15/28	100,000	98,840
4.00% 3/1/27	250,000	248,882
Digital Realty Trust LP
4.45% 7/15/28	250,000	251,884
5.55% 1/15/28	250,000	257,333
DOC Dr. LLC 4.30% 3/15/27	250,000	250,073
EPR Properties 4.75% 12/15/26	250,000	250,593
Equinix, Inc. 1.55% 3/15/28	250,000	235,039
ERP Operating LP
2.85% 11/1/26	250,000	246,826
3.25% 8/1/27	150,000	147,983
Extra Space Storage LP 5.70% 4/1/28	250,000	258,203
Federal Realty OP LP
3.25% 7/15/27	150,000	147,556
5.38% 5/1/28	100,000	102,645
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
GLP Capital LP/GLP Financing II, Inc. 5.75% 6/1/28	150,000	$154,160
Healthcare Realty Holdings LP 3.75% 7/1/27	250,000	248,062
Highwoods Realty LP 3.88% 3/1/27	250,000	247,478
Kimco Realty OP LLC 2.80% 10/1/26	300,000	295,968
Kite Realty Group LP 4.00% 10/1/26	100,000	99,730
Mid-America Apartments LP 4.20% 6/15/28	200,000	200,573
NNN REIT, Inc. 3.60% 12/15/26	250,000	248,423
Omega Healthcare Investors, Inc.
4.50% 4/1/27	250,000	250,695
4.75% 1/15/28	250,000	252,077
Piedmont Operating Partnership LP 9.25% 7/20/28	150,000	166,559
Prologis LP
2.13% 4/15/27	250,000	243,088
3.25% 10/1/26	200,000	198,497
Public Storage Operating Co. 1.85% 5/1/28	150,000	142,243
Realty Income Corp.
2.20% 6/15/28	200,000	190,615
3.00% 1/15/27	500,000	492,956
3.40% 1/15/28	250,000	246,430
Rexford Industrial Realty LP 5.00% 6/15/28	100,000	101,674
Simon Property Group LP
1.75% 2/1/28	250,000	237,515
3.25% 11/30/26	250,000	247,686
Store Capital LLC 4.50% 3/15/28	150,000	149,531
Tanger Properties LP 3.88% 7/15/27	200,000	198,218
UDR, Inc. 3.50% 1/15/28	250,000	246,235
Ventas Realty LP
3.85% 4/1/27	250,000	249,024
4.00% 3/1/28	200,000	199,083
VICI Properties LP 4.75% 4/1/28	130,000	131,355
Weyerhaeuser Co. 6.95% 10/1/27	250,000	263,615
		12,368,768
Retail–2.08%
AutoNation, Inc. 3.80% 11/15/27	250,000	247,407
Costco Wholesale Corp. 1.38% 6/20/27	250,000	240,172
LVIP SSGA Short-Term Bond Index Fund–13

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Retail (continued)
Darden Restaurants, Inc. 4.35% 10/15/27	325,000	$326,245
Dollar General Corp. 5.20% 7/5/28	250,000	255,835
Dollar Tree, Inc. 4.20% 5/15/28	250,000	249,337
Home Depot, Inc.
2.50% 4/15/27	250,000	245,082
2.88% 4/15/27	250,000	246,417
3.75% 9/15/28	90,000	89,675
4.88% 6/25/27	585,000	594,682
Lowe's Cos., Inc.
1.70% 9/15/28	250,000	233,662
3.10% 5/3/27	250,000	246,363
3.35% 4/1/27	250,000	247,557
3.95% 10/15/27	190,000	189,875
4.00% 10/15/28	150,000	149,656
McDonald's Corp.
3.50% 7/1/27	250,000	248,044
4.80% 8/14/28	500,000	510,651
O'Reilly Automotive, Inc.
3.60% 9/1/27	200,000	198,218
5.75% 11/20/26	125,000	127,155
Starbucks Corp.
3.50% 3/1/28	250,000	246,827
4.50% 5/15/28	130,000	131,279
4.85% 2/8/27	250,000	252,458
Target Corp. 4.35% 6/15/28	90,000	90,895
Walmart, Inc.
1.50% 9/22/28	250,000	234,228
3.70% 6/26/28	250,000	249,958
3.90% 4/15/28	250,000	250,898
4.10% 4/28/27	100,000	100,680
		6,203,256
Semiconductors–2.38%
Advanced Micro Devices, Inc. 4.32% 3/24/28	500,000	504,358
Analog Devices, Inc.
3.50% 12/5/26	250,000	248,669
4.25% 6/15/28	190,000	191,331
Applied Materials, Inc. 3.30% 4/1/27	250,000	248,109
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.88% 1/15/27	500,000	499,625
Broadcom, Inc.
1.95% 2/15/28	500,000	476,356
5.05% 7/12/27	250,000	254,318
Intel Corp.
1.60% 8/12/28	250,000	233,159
3.15% 5/11/27	250,000	245,965
3.75% 8/5/27	250,000	248,076
4.88% 2/10/28	500,000	507,583
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Semiconductors (continued)
Marvell Technology, Inc. 2.45% 4/15/28	250,000	$239,471
Microchip Technology, Inc. 4.90% 3/15/28	250,000	253,669
Micron Technology, Inc. 5.38% 4/15/28	250,000	257,824
NVIDIA Corp. 1.55% 6/15/28	250,000	235,934
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.15% 5/1/27	250,000	246,092
4.30% 8/19/28	20,000	20,029
4.40% 6/1/27	250,000	250,782
QUALCOMM, Inc.
1.30% 5/20/28	250,000	234,247
3.25% 5/20/27	250,000	247,848
Texas Instruments, Inc.
2.90% 11/3/27	500,000	491,272
4.60% 2/8/27	120,000	121,140
TSMC Arizona Corp.
1.75% 10/25/26	350,000	341,553
3.88% 4/22/27	500,000	498,853
		7,096,263
Shipbuilding–0.08%
Huntington Ingalls Industries, Inc. 2.04% 8/16/28	250,000	234,801
		234,801
Software–2.14%
Adobe, Inc.
2.15% 2/1/27	150,000	146,817
4.75% 1/17/28	250,000	254,778
4.85% 4/4/27	85,000	86,247
Concentrix Corp. 6.60% 8/2/28	250,000	261,674
Fiserv, Inc.
2.25% 6/1/27	250,000	242,834
5.15% 3/15/27	215,000	217,806
5.45% 3/2/28	250,000	257,021
Microsoft Corp.
3.30% 2/6/27	500,000	497,036
3.40% 6/15/27	500,000	497,975
Oracle Corp.
2.30% 3/25/28	750,000	717,063
2.80% 4/1/27	1,000,000	980,432
3.25% 11/15/27	250,000	245,648
Roper Technologies, Inc. 4.20% 9/15/28	250,000	250,555
Salesforce, Inc. 1.50% 7/15/28	500,000	469,817
Take-Two Interactive Software, Inc. 4.95% 3/28/28	250,000	254,507
VMware LLC 3.90% 8/21/27	750,000	747,229
Workday, Inc. 3.50% 4/1/27	250,000	247,784
		6,375,223
LVIP SSGA Short-Term Bond Index Fund–14

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications–2.08%
AT&T, Inc.
1.65% 2/1/28	600,000	$568,025
2.30% 6/1/27	500,000	485,226
3.80% 2/15/27	150,000	149,295
4.25% 3/1/27	250,000	250,413
Cisco Systems, Inc.
4.55% 2/24/28	565,000	573,687
4.80% 2/26/27	315,000	318,782
Rogers Communications, Inc. 2.90% 11/15/26	250,000	246,127
Telefonica Emisiones SA 4.10% 3/8/27	250,000	249,496
TELUS Corp. 3.70% 9/15/27	200,000	198,270
T-Mobile USA, Inc.
2.05% 2/15/28	250,000	238,353
3.75% 4/15/27	1,250,000	1,242,569
4.95% 3/15/28	350,000	356,716
Verizon Communications, Inc.
2.10% 3/22/28	500,000	476,921
4.13% 3/16/27	600,000	600,458
4.33% 9/21/28	250,000	251,785
		6,206,123
Toys Games Hobbies–0.15%
Hasbro, Inc.
3.50% 9/15/27	200,000	197,223
3.55% 11/19/26	250,000	247,866
		445,089
Transportation–0.62%
Canadian Pacific Railway Co. 1.75% 12/2/26	250,000	243,476
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Transportation (continued)
CSX Corp.
2.60% 11/1/26	250,000	$246,128
3.25% 6/1/27	250,000	246,910
Kirby Corp. 4.20% 3/1/28	250,000	249,455
Ryder System, Inc.
2.90% 12/1/26	250,000	246,184
5.30% 3/15/27	110,000	111,704
5.65% 3/1/28	250,000	258,878
United Parcel Service, Inc. 2.40% 11/15/26	250,000	245,813
		1,848,548
Trucking & Leasing–0.03%
GATX Corp. 5.40% 3/15/27	80,000	81,158
		81,158
Total Corporate Bonds (Cost $292,539,906)		295,794,979

	Number of Shares
MONEY MARKET FUND–2.02%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.09%)	6,036,596	6,036,596
Total Money Market Fund (Cost $6,036,596)		6,036,596

TOTAL INVESTMENTS–101.19% (Cost $298,576,502)	301,831,575

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(1.19%)	(3,557,113)
NET ASSETS APPLICABLE TO 29,093,186 SHARES OUTSTANDING–100.00%	$298,274,462

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
♦Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2025. Rate will reset at a future date.

Summary of Abbreviations:
HSBC–Hong Kong and Shanghai Banking Corporation
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
LVIP SSGA Short-Term Bond Index Fund–15